Securities, Amortized Cost and Fair Value of Securities Held-to-maturity (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Debt Securities, Held-to-maturity, Maturity, Amortized Cost [Abstract]
Amortized Cost	$ 10,020	$ 12,033
Gross Unrealized Gains	324	372
Gross Unrecognized Losses	0	(1)
Estimated Fair Value	10,344	12,404
Unrealized Losses and Other-than-temporary Impairment [Abstract]
Proceeds from sale of debt securities	0	0	$ 0
Debt securities	83,344	78,418
Other than temporary impairment losses	0	0
Obligations of States and Political Subdivisions [Member]
Debt Securities, Held-to-maturity, Maturity, Amortized Cost [Abstract]
Amortized Cost	10,018	12,031
Gross Unrealized Gains	324	372
Gross Unrecognized Losses	0	(1)
Estimated Fair Value	10,342	12,402
Agency Mortgage-backed Securities, Residential [Member]
Debt Securities, Held-to-maturity, Maturity, Amortized Cost [Abstract]
Amortized Cost	2	2
Gross Unrealized Gains	0	0
Gross Unrecognized Losses	0	0
Estimated Fair Value	$ 2	$ 2